Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	March 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and Cash Equivalents(1):
Money market funds	$30,417	$30,417	$-	$-
	$30,417	$30,417	-	-
Short-Term Investments:
U.S. treasuries	650	650	-	-
Corporate debt security	23,882	-	23,882	-
Asset-backed security and other	2,996	-	2,996	-
	27,528	650	26,878	-
Total financial assets	$57,945	$31,067	$26,878	$-

Financial liabilities:
Private Placement Warrants	$7	$-	$7	$-
Public Warrants	659	659	-	-
Derivative Liabilities	497	-	-	497
Contingent Earn-out Shares liability	616	-	-	616
Total financial liabilities	$1,779	$659	$7	$1,113

(1)	Included in total cash and cash equivalents in the condensed consolidated balance sheets.

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$-	$-
Corporate debt security	2,199	2,199	-	-
	24,680	24,680	-	-
Short-Term Investments:
U.S. treasuries	2,180	2,180	-	-
Corporate debt security	39,565	-	39,565	-
Asset-backed security and other	5,248	-	5,248	-
Non-U.S. government and supranational bonds	3,655	-	3,655	-
	50,648	2,180	48,468	-
Total financial assets	$75,328	$26,860	$48,468	$-

Financial liabilities:
Private Placement Warrants	$7	$-	$7	$-
Public Warrants	654	654	-	-
Derivative Liabilities	405	-	-	405
Contingent Earn-out Shares liability	564	-	-	564
Total financial liabilities	$1,630	$654	$7	$969

(1)	Included in total cash and cash equivalents in the condensed consolidated balance sheets.

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$–	$–
Corporate debt security	2,199	2,199	–	–
	$24,680	$24,680	$–	$–
Short-Term Investments:
U.S. treasuries	$2,181	$2,181	$–	$–
Corporate debt security	39,564	–	39,564	–
Asset-backed security and other	5,248	–	5,248	–
Non-U.S. government and supranational bonds	3,655	–	3,655	–
	$50,648	$2,181	$48,467	$–
Total Financial Assets	$75,328	$26,861	$48,467	$–

Financial Liabilities:
Private Placement Warrants	$7	$–	$7	$–
Public Warrants	654	654	–	–
Derivative Liabilities	405	–	–	405
Contingent Earn-out Shares liability	564	–	–	564
Total Financial Liabilities	$1,630	$654	$7	$969
	December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and Cash Equivalents(1):
Money market funds	$5,868	$5,868	$-	$-
Non-U.S. government and supranational bonds	647	-	647	-
Corporate debt security	1,805	-	1,805	-
	$8,320	$5,868	$2,452	$-
Short-Term Investments:
U.S. treasuries	$3,408	$3,408	$-	$-
Corporate debt security	71,349	-	71,349	-
Asset-backed security and other	2,551	-	2,551	-
Non-U.S. government and supranational bonds	16,387	-	16,387	-
Certificate of Deposit	1,001	-	1,001	-
	$94,696	$3,408	$91,288	$-
Long-Term Investments:
U.S. treasuries	$2,196	$2,196	$-	$-
Corporate debt security	42,457	-	42,457	-
Asset-backed security and other	5,410	-	5,410	-
Non-U.S. government and supranational bonds	3,753	-	3,753	-
Certificate of Deposit	1,000	-	1,000	-
	$54,816	$2,196	$52,620	$-

Financial Liabilities:
Private Placement Warrants	$140	$-	140	$-
Public Warrants	7,356	7,356	-	-
Contingent Earn-out Shares liability	29,240	-	-	29,240
Total Financial Liabilities	$36,736	$7,356	$140	$29,240

(1)	Included in total cash and cash equivalents on the Consolidated Balance Sheets.

Schedule of fair value of the financial liabilities
	Derivative Liabilities on Convertible Debentures	Contingent Earn-out Shares Liability
Fair value at December 31, 2022	$405	$564
Recognition of earn-out RSUs	-	-
Change in fair value during the period	92	52
Fair value at March 31, 2023	$497	$616

	Derivative Liabilities on Convertible Debentures	Contingent Earn–out Shares Liability
Fair value at December 31, 2021	$–	$29,240
Recognition of earn-out RSUs	–	6
Initial recognition of convertible debenture derivative liabilities	7,755	–
Change in fair value during the period	(7,350)	(28,682)
Fair value at December 31, 2022	$405	$564

Schedule of unobservable inputs related to Level 3 earn-out shares liability
	March 31, 2023	December 31, 2022
Stock price	$0.53	$0.44
Stock price volatility	80%	80%
Expected term	3.39 years	3.64 years
Risk-free interest rate	3.8%	4.2%

	December 31, 2022	December 31, 2021
Stock price	$0.44	$3.15
Stock price volatility	80.0%	80%
Expected term	3.64 years	4.64 years
Risk-free interest rate	4.2%	1.21%

Schedule of unobservable inputs related to Level 3 derivative liabilities
	March 31, 2023	December 31, 2022
Stock price	$0.53	$0.44
Stock price volatility	80%	80%
Expected term	0.62 years	0.86 years
Risk-free interest rate	4.8%	4.6%

December 31, 2022
Stock price	$0.44
Stock price volatility	80.0%
Expected term	0.86 years
Risk-free interest rate	4.6%